UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2022		53,682,140
Distributed treasury shares (in shares)		0
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2023		53,682,140
At beginning of period at Dec. 31, 2022		$ 5,452	$ (8,082)	$ 1,203,407	$ 0	$ (293,687)
Transfer arising from reduction in par value of issued shares		0			0
Distributed treasury shares			0	0
Adjustments to additional paid in capital, transfer from contributed surplus				0	0
Share-based payments				1,033
Dividends paid					0	(93,944)
Net income for the period	$ 55,547					55,547
At end of period at Jun. 30, 2023	869,726	$ 5,452	(8,082)	1,204,440	0	(332,084)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2023		53,736,318
Distributed treasury shares (in shares)		134,514
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2024		53,870,832
At beginning of period at Dec. 31, 2023	847,653	$ 5,452	(7,560)	1,204,634	0	(354,873)
Transfer arising from reduction in par value of issued shares		(4,907)			4,907
Distributed treasury shares			1,297	(413)
Adjustments to additional paid in capital, transfer from contributed surplus				(300,000)	300,000
Share-based payments				721
Dividends paid					(40,403)	(40,302)
Net income for the period	55,059					55,059
At end of period at Jun. 30, 2024	$ 823,612	$ 545	$ (6,263)	$ 904,942	$ 264,504	$ (340,116)